Peter G. Weinstock (214) 855-4746 pweinstock@jenkens.com Pam Gates O’Quinn (214) 855-4730 poquinn@jenkens.com	Jenkens & Gilchrist A PROFESSIONAL CORPORATION 1445 Ross Avenue Suite 3700 Dallas, Texas 75202 (214) 855-4500 Facsimile (214) 855-4300 www.jenkens.com
Austin, Texas
(512) 499-3800
Chicago, Illinois
(312) 425-3900
Houston, Texas
(713) 951-3300
Los Angeles, California
(310) 820-8800
Pasadena, California
(626) 578-7400
San Antonio, Texas
(210) 246-5000
Washington, D.C.
(202) 326-1500

October 17, 2006

Via Edgar and Federal Express

United States Securities and Exchange Commission
Division of Corporate Finance
Washington, D.C. 20549

Re:	Solera National Bancorp, Inc.
Prospectus on Form SB-2
Filed April 5, 2006
File No. 333-133004

Attention: William Friar

Ladies and Gentlemen:
On behalf of our client, Solera National Bancorp, Inc. (“Company”), we are re-filing with the Securities and Exchange Commission (“Commission”) by electronic transmission the prospectus on Form SB-2 originally filed with the Commission on April 5, 2006 and subsequently withdrawn on July 28, 2006. The registration statement was declared effective by the Commission on July 3, 2006, but no sales of any of the Company’s securities had been completed, nor was the prospectus distributed. The referenced prospectus incorporates information on the withdrawal and refiling.

Prior to withdrawing the registration statement, David Lyons was the examiner reviewing the registration statement. We request that Mr. Lyons be assigned to the review of the registration statement again. In addition, the Company had previously paid filing fees for the registration of its securities. It is our understanding that those filing fees will not have to be repaid, and we have wired only funds sufficient to cover additional warrants with respect to which a filing fee was not previously paid.

Jenkens & Gilchrist
A PROFESSIONAL CORPORATION

Securities and Exchange Commission
October 17, 2006

Please contact the undersigned if you have any questions.

Yours very truly, /s/ Peter G. Weinstock Peter G. Weinstock /s/ Pam Gates O’Quinn Pam Gates O’Quinn